Expenses by nature (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [abstract]
Salaries and benefits	$ 7,333	$ 6,405
Consulting and professional fees	3,987	6,583
Other	1,462	1,581
Office expenses	1,507	1,604
Marketing and communication expenses	805	925
Share-based compensation expense	1,542	1,162
Listing and filing fees	344	390
Director expenses	1,312	1,168
Travelling expense	627	521
Total General and administrative expenses	$ 18,919	$ 20,339